PROPERTY AND EQUIPMENT, NET - Narrative (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥) item
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 673,784	¥ 648,277	¥ 559,918
Number of hotels demolished | item	2	1	1
Property and equipment written off	¥ 9,905	¥ 2,301	¥ 3,971
Gain (loss) on demolition of property and equipment	(7,205)	5,519	33
Cash received from demolished leased hotel	2,099	¥ 5,721	¥ 4,004
Reimbursements receivable	¥ 2,700
Number of hotels likely to be demolished | item	2
Property and equipment aggregate carrying amount	¥ 7,749